Stock Incentive Plans (Schedule of Weighted Average Assumptions) (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Stock Incentive Plans [Abstract]
Expected dividend yield	0.00%	0.00%
Risk free interest rate	1.20%	1.20%
Expected stock volatility	118.00%	118.00%
Expected option life	6 years	6 years